Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Weighted Average Assumptions

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the six months ended June 30, 2026:

2026
Volatility	83.91%
Expected life (years)	6.0
Risk-free interest rate	3.97%
Dividend rate	-%

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2024:

2024
Volatility	110.42%
Expected life (years)	6.0
Risk-free interest rate	4.26%
Dividend rate	—%

The following table reflects the weighted average assumptions used to estimate the fair value of stock warrants granted during the year ended December 31, 2024:

2024
Volatility	79.42%
Expected life (years)	2
Risk-free interest rate	3.95%
Dividend rate	—%

Schedule of Stock Option Activity

The following table summarizes the stock option activity for the six months ended June 30, 2026:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2025	235,000	$2.02
Granted	1,141,804	$0.61
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, June 30, 2026	1,376,804	$0.85

The following table summarizes the stock option activity for the years ended December 31, 2025 and 2024:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2023	-	$-
Granted	235,000	$2.02
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding, December 31, 2024	235,000	$2.02
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2025	235,000	$2.02

Schedule of Outstanding and Exercisable Options

The following table discloses information regarding outstanding and exercisable options at June 30, 2026:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	7.70	156,667	$2.02
$0.61	1,141,804	$0.61	9.72	-	0.61
	1,376,804	$0.85	9.38	156,667	$2.02

The following table discloses information regarding outstanding and exercisable options at December 31, 2025:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	8.19	78,333	$2.02
	235,000	$2.02	8.19	78,333	$2.02

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2025:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	0.80	1,200,000	$0.75
$11.50	9,130,000	$11.50	2.87	9,130,000	$11.50
	10,330,000	10.25	2.63	10,330,000	10.25

Schedule of Stock Warrant Activity

The following table summarizes the stock warrant activity for the six months ended June 30, 2026 and  December 31, 2025:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2025	10,330,000	$10.25
Granted	-	$-
Exercised		$-
Cancelled	-	$-
Expired	-	$-
Outstanding and expected to vest, June 30, 2026	10,330,000	$10.25

The following table summarizes the stock warrant activity for the years ended December 31, 2025 and 2024:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2024	14,564,000	$11.50
Granted	1,650,000	$2.82
Exercised	-	$-
Forfeited	-	$-
Expired	(300,000)	$(11.50)
Outstanding, December 31, 2024	15,914,000	$10.69
Granted	-	$-
Exercised	-	$-
Cancelled	(5,584,000)	$(11.50)
Expired	-	$-
Outstanding and expected to vest, December 31, 2025	10,330,000	$10.25

Schedule of Outstanding and Exercisable Warrants

The following table discloses information regarding outstanding and exercisable warrants at June 30, 2026:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	0.30	1,200,000	$0.75
$11.50	9,130,000	$11.50	2.38	9,130,000	$11.50
	10,330,000	10.25	2.13	10,330,000	10.25